CONVERTIBLE BONDS PAYABLE - Interest expenses related to the convertible notes (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONVERTIBLE BONDS PAYABLE
Contractual interest	¥ 202,776	¥ 48,996	¥ 38,720
Amortization of issuance cost	20,015	16,813	11,617
Total interest expenses	¥ 222,791	¥ 65,809	¥ 50,337